Right-of-Use Assets and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Lease Liability [Abstract]
Schedule of Change in the Lease Liability	The change in the lease liability during the year ended December 31, 2022, and the year ended December 31, 2023 was as follows:
	Leased asset $	Leased offices $	Total $
Balance, December 31, 2021	3,416	246,093	249,509
Additions	-	34,898	34,898
Accretion	77	15,157	15,234
Lease payments made	(3,493)	(103,953)	(107,446)
Currency translation adjustment	-	(11,767)	(11,767)
Balance, December 31, 2022	-	180,428	180,428
Less: current lease liability	-	(84,262)	(84,262)
Balance (long-term), December 31, 2022	-	96,166	96,166
Additions	-	449,823	449,823
Lease termination	-	(22,945)	(22,945)
Accretion	-	32,838	32,838
Lease payments made	-	(177,439)	(177,439)
Currency translation adjustment	-	10,083	10,083
Balance, December 31, 2023	-	472,788	472,788
Less: current lease liability	-	(177,641)	(177,641)
Balance (long-term), December 31, 2023	-	295,147	295,147

Schedule of Undiscounted Future Lease Payments	As of December 31, 2023, the undiscounted future lease payments are as follows:
Year	$
2024	206,196
2025	140,121
2026	63,874
2027	65,182
2028	55,227
Total	530,600